Borrowings - Summary of Estimated Fair Value of Working Capital Loan (Details)	Dec. 31, 2023 $ / shares
Debt Disclosure [Abstract]
Closing price	$ 0.07
Open price	0.07
High	0.07
Low	$ 0.07